Property and Equipment (Tables)	9 Months Ended
Aug. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2016	295,296	124,151	129,860	3,933,693	1,205,811	276,300	76,458	6,041,569
Additions	235,454	31,908	42,638	1,353,110	235,641	—	—	1,898,751
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	20,336	—	—	79,354	—	—	—	99,690
Balance at August 31, 2018	551,086	156,059	172,498	5,366,157	1,441,452	276,300	76,458	8,040,010

Accumulated depreciation
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,222	4,151,931
Depreciation	47,811	13,622	10,747	379,158	49,154	19,376	970	520,838
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	57,334	9,349	7,876	308,494	62,126	11,625	510	457,314
Balance at August 31, 2018	343,817	140,477	127,866	2,977,726	1,255,072	210,423	74,702	5,130,083

Net book value at:
November 30, 2017	244,267	24,931	52,508	2,617,571	248,506	77,502	2,266	3,267,551
August 31, 2018	207,269	15,582	44,632	2,388,431	186,380	65,877	1,756	2,909,927